Remuneration System for the Management Board and Employees of the Group - 2019 LTIP Restricted Stock Unit Plan (Details) - 2019 Morph. US RSU [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 06, 2021	Nov. 30, 2020	Dec. 13, 2019
LTIP Restricted Stock Unit Plan [Line Items]
Exercise price of outstanding share options				€ 44.63	€ 94.14	€ 127.90
Personnel expenses	€ (383,159)	€ 600,445	€ 269,415
Percentage of shares vested	33.30%
Performance criteria	100.00%
Bottom of range [member]
LTIP Restricted Stock Unit Plan [Line Items]
Performance criteria	0.00%
Top of range [member]
LTIP Restricted Stock Unit Plan [Line Items]
Performance criteria	125.00%